SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) item shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)
Disaggregation of Revenue [Line Items]
Number of channels for sale of medical devices | item	2
Revenues	$ 9,915,407	$ 7,959,494
Contract assets	0
Revenue expected to be recognized on remaining performance obligations	$ 2,400,000		$ 800,000
Dilutive securities | shares	0	0
Technology licensing revenue
Disaggregation of Revenue [Line Items]
Grant trade debtors a credit period (in days)	365 days
Revenues	$ 4,800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Disaggregation of Revenue [Line Items]
Revenue expected to be recognized on remaining performance obligations	$ 2,400,000
Period expected to be recognized on remaining performance obligations	12 months
Transferred over time
Disaggregation of Revenue [Line Items]
Revenues	$ 0	$ 0
At a point of time
Disaggregation of Revenue [Line Items]
Revenues	$ 9,915,407	$ 7,959,494